DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Credit card receivables	$ 1,273,269	$ 1,021,506	$ 1,133,228	$ 1,042,250
Allowance for doubtful accounts	$ 143,296	$ 205,384	$ 176,653	$ 141,282	$ 63,847